Expense Example {- Franklin Connecticut Tax-Free Income Fund} - Franklin Tax-Free Trust - TF3-22 - Franklin Connecticut Tax-Free Income Fund	Jul. 01, 2021 USD ($)
Class A
Expense Example:
1 year	$ 467
3 years	663
5 years	876
10 years	1,486
Class A1
Expense Example:
1 year	453
3 years	618
5 years	797
10 years	1,316
Class C
Expense Example:
1 year	236
3 years	425
5 years	734
10 years	1,613
Class R6
Expense Example:
1 year	67
3 years	220
5 years	386
10 years	867
Advisor Class
Expense Example:
1 year	70
3 years	221
5 years	384
10 years	$ 859